Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Research and Development Expenses [Abstract]
Schedule of research and development expenses
	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2022	2021	2021

Subcontractors and consultants	1,782	144	628
Share-based compensation	855	2,210	1,969
Salaries and social benefits	529	150	447
Others	-	13	38

	3,166	2,517	3,082